Accumulated Other Comprehensive Loss (Reclassification) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net										$ 49.4	$ 45.5	$ 45.2
Interest expense										115.2	102.8	124.0
Net income (loss) attributable to Air Products		$ 394.0	$ 346.8	$ (473.3)	$ 363.6	$ 344.5	$ 318.8	$ 290.0	$ 324.6	631.1	1,277.9	991.7
Income (Loss) from discontinued operations, net of tax										(460.5)	351.7	302.1
Reclassification out of Accumulated Other Comprehensive Income [Member] | (Gain) Loss on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales/cost of sales										(0.2)	(0.6)	(0.7)
Other income (expense), net										46.2	(16.9)	8.7
Interest expense										10.0	3.3	(1.1)
Net income (loss) attributable to Air Products										36.0	(20.8)	9.1
Reclassification out of Accumulated Other Comprehensive Income [Member] | Pension and postretirement benefits [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss) attributable to Air Products	[1]									(87.2)	(97.0)	(84.7)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Translation Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss) attributable to Air Products	[2]									$ (2.7)	$ 0.0	$ 0.0

[1]	The components include items such as prior service cost amortization, actuarial loss amortization, and settlements and are reflected in net periodic benefit cost. Refer to Note 16, Retirement Benefits.
[2]	The impact is primarily reflected in Income From Discontinued Operations, net and relates to the sale of an equity affiliate in the first quarter of 2016. Refer to Note 4, Discontinued Operations, for additional information.